INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORY
INVENTORY

	2012	2011

Materials	$4,551	$3,447
Customer support inventory	724	864
Work in progress	745	857
	$6,020	$5,168